Insurance Contracts - Summary of Changes In Reinsurance Contract Assets And Reinsurance Contract Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Allocation of Reinsurance Premiums	₩ 837,108	$ 648,433	₩ 771,754	[1]	₩ 0	[2]
Reinsurance claims and expenses	(459,135)		841,227
Effect of changes in exchange rate	532,030		1,057,755
Total reinsurance finance income and expenses			6,007,276
Risk adjustment for non-financial risk
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	225,100
Ending	251,886		225,100
Insurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	3,860,903		3,683,789
Reinsurance service income	(4,090,221)		(3,982,384)
Reinsurance claims and expenses	3,601,572		3,345,868
Changes in fulfilment cash flows relating to incurred claims	(265,342)		(111,841)
Reinsurance service result	(299,166)		(316,572)
Reinsurance finance income and expenses	12,901		18,129
Investment components	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	397,737		451,759
Other	13,278		23,798
Ending	3,985,653		3,860,903		3,683,789
Insurance contracts to which premium allocation approach has been applied | Estimates of present value of future cash flows
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	1,941,476		1,792,381
Reinsurance service income	0		0
Reinsurance claims and expenses	3,545,909		3,301,371
Changes in fulfilment cash flows relating to incurred claims	(226,333)		(9,854)
Reinsurance service result	3,319,576		3,291,517
Reinsurance finance income and expenses	13,943		14,915
Investment components	0		14,179
Amounts recovered from reinsurer	0		0
Total cashflow	(3,323,187)		(3,181,702)
Other	1,972		10,186
Ending	1,953,780		1,941,476		1,792,381
Insurance contracts to which premium allocation approach has been applied | Risk adjustment for non-financial risk
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	78,708		136,222
Reinsurance service income	0		0
Reinsurance claims and expenses	55,663		44,497
Changes in fulfilment cash flows relating to incurred claims	(39,009)		(101,987)
Reinsurance service result	16,654		(57,490)
Reinsurance finance income and expenses	1,005		(164)
Investment components	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	0		0
Other	68		140
Ending	96,435		78,708		136,222
Reinsurance contracts held
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	354,561		392,656
Allocation of Reinsurance Premiums	(157,755)		(132,741)
Reinsurance claims and expenses	127,147		122,186
Changes in fulfilment cash flows relating to incurred claims	4,519		(7,588)
Recovery from loss recovery component and reversals	51,439		7,358
Reinsurance service result	25,350		(10,785)
Reinsurance finance income and expenses	47,713		(53,099)
Effect of changes in exchange rate	3		2
Effect of changes in credit default risk of reinsurer	299		704
Total reinsurance finance income and expenses	48,015		(52,393)
Investment components			0
Reinsurance Premiums Paid	498,995		526,842
Amounts recovered from reinsurer	(501,074)		(501,759)
Total cashflow	(2,079)		25,083
Other	0		0
Ending	425,847		354,561		392,656
Reinsurance contracts held | Estimates of present value of future cash flows
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	369,776		328,510
Changes in fulfilment cash flows relating to incurred claims	7,600		(4,507)
Reinsurance service result	(73,537)		60,485
Reinsurance finance income and expenses	41,043		(45,182)
Effect of changes in exchange rate	(5)		176
Effect of changes in credit default risk of reinsurer	299		704
Total reinsurance finance income and expenses	41,337		(44,302)
Reinsurance Premiums Paid	498,995		526,842
Amounts recovered from reinsurer	(501,074)		(501,759)
Total cashflow	(2,079)		25,083
Other	0		0
Ending	335,497		369,776		328,510
Reinsurance contracts held | Risk adjustment for non-financial risk
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	69,907		51,658
Changes in fulfilment cash flows relating to incurred claims	(3,081)		(3,081)
Reinsurance service result	(5,419)		26,402
Reinsurance finance income and expenses	8,908		(8,161)
Effect of changes in exchange rate	0		8
Effect of changes in credit default risk of reinsurer	0		0
Total reinsurance finance income and expenses	8,908		(8,153)
Reinsurance Premiums Paid	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	0		0
Other	0		0
Ending	73,396		69,907		51,658
Reinsurance contracts held | Insurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	1,109,677		1,212,461
Reinsurance service income	(679,353)		(639,013)
Reinsurance claims and expenses	699,820		461,194
Changes in fulfilment cash flows relating to incurred claims	(199,961)		(60,940)
Recovery from loss recovery component and reversals	151		179
Reinsurance service result	(179,343)		(238,580)
Reinsurance finance income and expenses	(3,952)		4,110
Effect of changes in exchange rate	4,297		17,799
Effect of changes in credit default risk of reinsurer	(20,316)		(3,533)
Total reinsurance finance income and expenses	(19,971)		18,376
Reinsurance Premiums Paid	785,809		598,817
Amounts recovered from reinsurer	(496,962)		(483,571)
Total cashflow	288,847		115,246
Other	(5,919)		2,174
Ending	1,193,291		1,109,677		1,212,461
Net liabilities or assets for remaining coverage excluding loss component | Insurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	1,839,419		1,754,875
Reinsurance service income	(4,090,221)		(3,982,384)
Reinsurance claims and expenses	0		0
Changes in fulfilment cash flows relating to incurred claims	0		0
Reinsurance service result	(3,636,203)		(3,551,588)
Reinsurance finance income and expenses	(2,047)		3,378
Investment components	0		(14,179)
Amounts recovered from reinsurer	0		0
Total cashflow	3,720,924		3,633,461
Other	11,238		13,472
Ending	1,933,331		1,839,419		1,754,875
Net liabilities or assets for remaining coverage excluding loss component | Reinsurance contracts held
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	10,055		68,343
Allocation of Reinsurance Premiums	(157,755)		(132,741)
Reinsurance claims and expenses			0
Changes in fulfilment cash flows relating to incurred claims			0
Recovery from loss recovery component and reversals			0
Reinsurance service result	(157,755)		(132,741)
Reinsurance finance income and expenses	44,161		(58,406)
Effect of changes in exchange rate	4		(33)
Effect of changes in credit default risk of reinsurer	161		748
Total reinsurance finance income and expenses	44,326		(57,691)
Investment components	(435,701)		(394,698)
Reinsurance Premiums Paid	498,995		526,842
Amounts recovered from reinsurer			0
Total cashflow	498,995		526,842
Other			0
Ending	(40,080)		10,055		68,343
Net liabilities or assets for remaining coverage excluding loss component | Reinsurance contracts held | Insurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	12,516		60,635
Reinsurance service income	(679,353)		(639,013)
Reinsurance claims and expenses	4,485		3,673
Reinsurance service result	(674,868)		(635,340)
Reinsurance finance income and expenses	750		(391)
Effect of changes in exchange rate	(1,736)		2,036
Effect of changes in credit default risk of reinsurer	(43)		112
Total reinsurance finance income and expenses	(1,029)		1,757
Investment components	(3,723)		(13,773)
Reinsurance Premiums Paid	785,809		598,817
Total cashflow	785,809		598,817
Other	(6,171)		420
Ending	112,534		12,516		60,635
Loss component | Insurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	1,300		311
Reinsurance service income	0		0
Reinsurance claims and expenses	0		0
Changes in fulfilment cash flows relating to incurred claims	0		0
Reinsurance service result	807		989
Reinsurance finance income and expenses	0		0
Investment components	0		0
Amounts recovered from reinsurer	0		0
Total cashflow	0		0
Other	0		0
Ending	2,107		1,300		311
Loss component | Reinsurance contracts held
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	24,149		18,559
Allocation of Reinsurance Premiums			0
Reinsurance claims and expenses	(2,554)		(2,250)
Changes in fulfilment cash flows relating to incurred claims			0
Recovery from loss recovery component and reversals	51,439		7,358
Reinsurance service result	48,885		5,108
Reinsurance finance income and expenses	788		483
Effect of changes in exchange rate	(1)		(1)
Effect of changes in credit default risk of reinsurer			0
Total reinsurance finance income and expenses	787		482
Investment components			0
Reinsurance Premiums Paid			0
Amounts recovered from reinsurer			0
Total cashflow			0
Other			0
Ending	73,821		24,149		18,559
Loss component | Reinsurance contracts held | Insurance contracts to which premium allocation approach has been applied
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	229		50
Recovery from loss recovery component and reversals	151		179
Reinsurance service result	151		179
Reinsurance finance income and expenses	0
Effect of changes in exchange rate	0
Ending	380		229		50
Liabilities for incurred claims | Reinsurance contracts held
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	320,357		305,754
Allocation of Reinsurance Premiums			0
Reinsurance claims and expenses	129,701		124,436
Changes in fulfilment cash flows relating to incurred claims	4,519		(7,588)
Recovery from loss recovery component and reversals			0
Reinsurance service result	134,220		116,848
Reinsurance finance income and expenses	2,764		4,824
Effect of changes in exchange rate			36
Effect of changes in credit default risk of reinsurer	138		(44)
Total reinsurance finance income and expenses	2,902		4,816
Investment components	435,701		394,698
Reinsurance Premiums Paid			0
Amounts recovered from reinsurer	(501,074)		(501,759)
Total cashflow	(501,074)		(501,759)
Other			0
Ending	392,106		320,357		305,754
Liabilities for incurred claims | Reinsurance contracts held | Insurance contracts to which premium allocation approach has been applied | Estimates of present value of future cash flows
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	1,066,910		1,060,490
Reinsurance claims and expenses	665,538		442,566
Changes in fulfilment cash flows relating to incurred claims	(187,486)		15,632
Reinsurance service result	478,052		458,198
Reinsurance finance income and expenses	(4,247)		4,121
Effect of changes in exchange rate	6,033		15,753
Effect of changes in credit default risk of reinsurer	(20,273)		(3,645)
Total reinsurance finance income and expenses	(18,487)		16,229
Investment components	3,723		13,773
Amounts recovered from reinsurer	(496,962)		(483,571)
Total cashflow	(496,962)		(483,571)
Other	365		1,791
Ending	1,033,601		1,066,910		1,060,490
Liabilities for incurred claims | Reinsurance contracts held | Insurance contracts to which premium allocation approach has been applied | Risk adjustment for non-financial risk
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Remaining Coverage And Occured Elements Did Not Apply Premium Distribution [Line Items]
Beginning	30,022		91,286
Reinsurance claims and expenses	29,797		14,955
Changes in fulfilment cash flows relating to incurred claims	(12,475)		(76,572)
Reinsurance service result	17,322		(61,617)
Reinsurance finance income and expenses	(455)		380
Effect of changes in exchange rate	0		10
Total reinsurance finance income and expenses	(455)		390
Other	(113)		(37)
Ending	₩ 46,776		₩ 30,022		₩ 91,286

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.